Eaton Vance
Virginia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.2%
Virginia Resources Authority, (Pooled Financing Program):
5.00%, 11/1/30	$1,075	$ 1,239,314
5.25%, 11/1/47	500	563,730
Series 2016A, 4.00%, 11/1/32	1,000	1,027,350
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	862,180
		$ 3,692,574
Education — 7.5%
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	$525	$ 483,436
4.00%, 4/1/40	200	180,064
University of Virginia, 5.00%, 4/1/38	1,320	1,406,961
Virginia Public School Authority:
5.00%, 8/1/34	1,000	1,197,210
5.00%, 8/1/36	1,000	1,167,130
		$ 4,434,801
Escrowed/Prerefunded — 4.8%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 780,683
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	760,410
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,291,062
		$ 2,832,155
General Obligations — 6.6%
Alexandria, VA, 5.00%, 12/15/31	$1,500	$ 1,766,970
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,076,193
Puerto Rico, 5.625%, 7/1/29	1,000	1,060,860
		$ 3,904,023
Hospital — 13.8%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,186,476
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
5.00%, 5/15/44	1,000	1,006,480
5.00%, 8/15/23(1)	1,340	1,343,966
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$ 1,012,240
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	875	947,564
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,554,774
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,225	1,130,798
		$ 8,182,298
Industrial Development Revenue — 6.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 934,543
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	2,000,000
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90%, 11/1/35	1,000	1,000,000
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	55,385
		$ 3,989,928
Insured - Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,385,240
		$ 2,385,240
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 991,530
		$ 991,530
Insured - Lease Revenue/Certificates of Participation — 0.3%
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	$200	$ 181,050
		$ 181,050
Insured - Transportation — 2.9%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$1,710	$ 1,733,718
		$ 1,733,718
Lease Revenue/Certificates of Participation — 6.2%
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/40(3)	$1,000	$ 1,124,170

Eaton Vance
Virginia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Virginia Public Building Authority:
4.00%, 8/1/42	$1,000	$ 1,011,490
5.00%, 8/1/25	1,000	1,039,040
(AMT), 5.00%, 8/1/26	500	524,635
		$ 3,699,335
Other Revenue — 2.1%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute):
0.00%, 7/1/49	$2,500	$ 769,425
4.00%, 10/1/52	500	487,650
		$ 1,257,075
Senior Living/Life Care — 5.4%
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	$235	$ 207,200
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	298,977
4.00%, 12/1/30	220	205,729
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	469,337
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,000	920,970
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,132,428
		$ 3,234,641
Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,980
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	30	28,704
0.00%, 7/1/27	17	14,314
0.00%, 7/1/29	17	13,032
0.00%, 7/1/31	22	15,262
0.00%, 7/1/33	24	15,011
0.00%, 7/1/46	231	62,425
0.00%, 7/1/51	188	37,440
4.50%, 7/1/34	56	56,139
4.536%, 7/1/53	3	2,685
5.00%, 7/1/58	512	490,465
		$ 929,457
Security	Principal Amount (000's omitted)	Value
Transportation — 20.1%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$ 500,465
(AMT), 5.00%, 10/1/27	1,250	1,316,512
(AMT), 5.00%, 10/1/36(3)	1,000	1,078,590
(AMT), 5.00%, 10/1/37	1,295	1,340,972
(AMT), 5.00%, 10/1/42	1,000	1,024,970
Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,066,290
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,097,240
Virginia Port Authority, 5.25%, 7/1/48	1,000	1,121,280
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/32	750	800,963
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	500,160
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,077,800
5.00%, 7/1/37	1,000	1,050,750
		$11,975,992
Water and Sewer — 10.9%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,951,524
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/37	1,000	1,009,260
4.00%, 7/15/40	1,000	1,010,040
Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,052,420
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,466,162
		$ 6,489,406
Total Tax-Exempt Municipal Obligations (identified cost $61,111,509)		$59,913,223

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 357,465
		$ 357,465
General Obligations — 0.7%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 121,699

Eaton Vance
Virginia Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Watertown, CT, 1.95%, 10/15/30	$310	$ 262,424
		$ 384,123
Total Taxable Municipal Obligations (identified cost $1,156,494)		$ 741,588
Total Investments — 102.1% (identified cost $62,268,003)		$60,654,811
Other Assets, Less Liabilities — (2.1)%		$(1,221,719)
Net Assets — 100.0%		$59,433,092
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $249,365 or 0.4% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 8.7% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$59,913,223	$ —	$59,913,223
Taxable Municipal Obligations	—	741,588	—	741,588
Total Investments	$ —	$60,654,811	$ —	$60,654,811
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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